Basis of Presentation - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Jul. 22, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 12, 2014	Mar. 01, 2014	Jan. 08, 2015	Dec. 31, 2011	Jun. 30, 2014
Basis of Presentation [Line Items]
Accumulated deficit		$ (38,419,772)		$ (38,419,772)		$ (35,171,315)	$ (14,744,688)
Cash and cash equivalents		3,567,951	8,291,378	3,567,951	8,291,378	4,212,076	3,037,067				981,105
Working capital		1,300,000		1,300,000
Net income (loss) attributable to Foundation Healthcare		353,665	(16,491,364)	(2,662,817)	(15,874,006)	(19,404,524)	3,728,893
Cash flow from operating activities from continuing operations				2,385,165	9,507,238	7,344,506	1,121,875
Long term debt		27,894,077		27,894,077		17,950,911	17,504,090
Revolving loan						1,000,000
Common stock shares outstanding		17,260,427		17,260,427		16,383,488	11,450,000
Working capital deficiency						15,000,000
Goodwill impairment charge	21,900,000		20,847,608		20,847,608	21,864,781
Before Reverse Stock Split
Basis of Presentation [Line Items]
Common stock shares outstanding		172,638,414		172,638,414
Term Loan
Basis of Presentation [Line Items]
Long term debt												27,500,000
Revolving Loan
Basis of Presentation [Line Items]
Revolving loan		2,500,000		2,500,000								2,500,000
Subsequent Events
Basis of Presentation [Line Items]
Common stock split, conversion ratio								1
Cash received									$ 4,100,000
Subsequent Events | After Reverse Stock Split
Basis of Presentation [Line Items]
Common stock split, conversion ratio										0.1
Common stock shares outstanding										17,263,841